N-2 - USD ($)				3 Months Ended
		Aug. 14, 2026	Jul. 16, 2026	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024 [9]	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021
Cover [Abstract]
Entity Central Index Key		0001501072
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		RiverNorth Opportunities Fund, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	As a Percentage of Offering Price
Sales Load(1)	1.00%*
Expenses Borne by Common Shareholders of the Fund(1)	0.15%*
Dividend Reinvestment Plan Fees	None(2)*

(1)	Represents the estimated commission and offering costs with respect to the Common Shares being sold under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per Common Share of any such sale may be greater or less than the price set forth under “Capitalization” below, depending on market price of the Common Shares at the time of any such sale.

(2)	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[1]	0.15%
Annual Expenses [Table Text Block]

As a Percentage of Net Assets Attributable to Common Shares (Assuming the Use of Leverage Equal to 23.89% of the Fund’s Managed Assets)
Annual Expenses
Management fee(3)	1.72%
Leverage costs(4)	0.05%
Dividends on Preferred Shares(5)	1.91%
Dividend and Interest Expense on Short Sales	0.03%
Other expenses	0.04%
Acquired fund fees and expenses(6)	1.36%
Total annual expenses	5.11%
(3)	The management fee paid by the Fund to the Adviser is essentially an all-in fee structure (the “unified management fee”), including the fee paid to the Adviser for advisory, supervisory, administrative, shareholder servicing and other services. However, the Fund (and not the Adviser) will be responsible for certain additional fees and expenses, which are reflected in the table above, that are not covered by the unified management fee. The unified management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage created by its borrowings. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.30% of the Fund’s Managed Assets represents 1.72% of net assets attributable to Common Shares assuming the use of leverage in an amount of 23.89% of the Fund’s Managed Assets.

(4)	“Leverage costs” are estimated to reflect actual leverage outstanding as of December 31, 2025 and estimated interest and associated costs. Actual leverage costs incurred in the future may be higher or lower as the actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. See “Use of Leverage” in the accompanying Prospectus.

(5)	As of December 31, 2025, the Fund has issued 3,910,000 shares of 6.00% Series A Preferred Stock

(6)	The “Acquired Fund Fees and Expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Underlying Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect Acquired Fund Fees and Expenses. These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent stockholder report. Some of the Underlying Funds in which the Fund intends to invest charge incentive fees based on the Underlying Funds’ performance. The 1.36% shown as Acquired Fund Fees and Expenses reflects estimated operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00%, which are included in “Acquired Fund Fees and Expenses,” as applicable. The Acquired Fund Fees and Expenses disclosed above, however, do not reflect any performance-based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. Future Underlying Funds’ fees and expenses may be substantially higher or lower because certain fees may be based on the performance of the Underlying Funds, which may fluctuate over time. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.

Management Fees [Percent]	[3]	1.72%
Interest Expenses on Borrowings [Percent]	[4]	0.05%
Dividend Expenses on Preferred Shares [Percent]		0.03%
Dividend and Interest Expenses on Short Sales [Percent]	[5]	1.91%
Acquired Fund Fees and Expenses [Percent]	[6]	1.36%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		0.04%
Total Annual Expenses [Percent]		5.11%
Expense Example [Table Text Block]

Example (7)

The purpose of the following table is to help a holder of Common Shares understand the fees and expenses that such holder would bear directly or indirectly. The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, assuming (1) payment in year 1 of a commission of 1.00% on the investment and estimated offering costs of $257,558, (2) “Total annual expenses” of 5.11% of its net assets in years 1 through 10 and (2) a 5% annual return.

	1 year	3 years	5 years	10 years
Total Expenses Incurred	$51	$152	$252	$503

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those assumed.

(7)	The example should not be considered a representation of future expenses. The example assumes that the estimated “Other Expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at net asset value and that the Fund is engaged in leverage of 23.89% of Managed Assets. Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

Expense Example, Year 01	[7]	$ 51
Expense Example, Years 1 to 3	[7]	152
Expense Example, Years 1 to 5	[7]	252
Expense Example, Years 1 to 10	[7]	$ 503
Purpose of Fee Table , Note [Text Block]		The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares would bear, directly or indirectly.
Management Fee not based on Net Assets, Note [Text Block]		The management fee paid by the Fund to the Adviser is essentially an all-in fee structure (the “unified management fee”), including the fee paid to the Adviser for advisory, supervisory, administrative, shareholder servicing and other services. However, the Fund (and not the Adviser) will be responsible for certain additional fees and expenses, which are reflected in the table above, that are not covered by the unified management fee. The unified management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage created by its borrowings. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.30% of the Fund’s Managed Assets represents 1.72% of net assets attributable to Common Shares assuming the use of leverage in an amount of 23.89% of the Fund’s Managed Assets.
Acquired Fund Fees and Expenses, Note [Text Block]		The “Acquired Fund Fees and Expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Underlying Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect Acquired Fund Fees and Expenses. These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent stockholder report. Some of the Underlying Funds in which the Fund intends to invest charge incentive fees based on the Underlying Funds’ performance. The 1.36% shown as Acquired Fund Fees and Expenses reflects estimated operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00%, which are included in “Acquired Fund Fees and Expenses,” as applicable. The Acquired Fund Fees and Expenses disclosed above, however, do not reflect any performance-based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. Future Underlying Funds’ fees and expenses may be substantially higher or lower because certain fees may be based on the performance of the Underlying Funds, which may fluctuate over time. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
Acquired Fund Fees Estimated, Note [Text Block]		The 1.36% shown as Acquired Fund Fees and Expenses reflects estimated operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00%, which are included in “Acquired Fund Fees and Expenses,” as applicable.
General Description of Registrant [Abstract]
Share Price [Table Text Block]

Quarter Ended		Market Price(1)		NAV(2)		Market Premium (Discount) to NAV(3)
		High	Low	Market High	Market Low	Market High	Market Low
2026	June 30	$11.85	$11.28	$12.25	$11.89	-3.27%	-5.13%
	March 31	$12.11	$11.01	$12.66	$12.15	-4.34%	-5.74%
2025	December 31	$11.98	$11.14	$12.99	$12.37	-7.78%	-9.92%
	September 30	$12.50	$11.93	$12.67	$12.84	-1.34%	-7.09%
	June 30	$12.26	$10.42	$12.51	$11.38	-2.00%	-8.44%
	March 31	$12.49	$11.64	$12.69	$12.15	-1.58%	-4.20%
2024	December 31	$12.95	$11.48	$12.77	$12.22	1.41%	-6.06%
	September 30	$12.92	$11.81	$12.78	$12.32	1.10%	-4.14%
	June 30(4)	$12.32	$11.94	$12.66	$12.34	-2.69%	-3.24%
	April 30	$12.09	$11.26	$12.68	$12.14	-4.65%	-7.25%
	January 31	$11.55	$9.94	$12.51	$11.44	-7.67%	-13.11%
2023	October 31	$11.51	$9.67	$12.28	$11.27	-6.27%	-14.20%
	July 31	$11.51	$10.96	$12.32	$12.23	-6.57%	-10.38%
	April 30	$12.50	$10.89	$12.82	$12.24	-2.50%	-11.03%
	January 31	$13.29	$11.74	$12.73	$12.30	4.40%	-4.55%
2022	October 31	$15.20	$11.85	$13.82	$12.29	9.99%	-3.58%
	July 31	$15.10	$12.56	$14.06	$13.01	7.40%	-3.46%
	April 30	$16.68	$14.78	$15.87	$15.31	5.10%	-3.46%
	January 31	$17.69	$14.86	$17.09	$15.64	3.51%	-4.99%
2021	October 31	$18.75	$16.71	$17.12	$16.87	9.52%	-0.95%
	July 31	$18.75	$16.75	$17.24	$17.02	8.76%	-1.59%
	April 30	$17.88	$16.71	$17.23	$16.61	3.77%	0.60%
	January 31	$17.07	$13.81	$16.48	$14.53	3.58%	-4.96%

(1)	Based on high and low closing market price for the respective quarter.
(2)	Based on the NAV calculated on the day of the high and low closing market prices, as applicable, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).
(3)	Calculated based on the information presented.
(4)	For the fiscal quarter from May 1, 2024 to June 30, 2024 due to the change in the fiscal year end effective May 15, 2024.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The following table provides information about the Fund’s outstanding securities as of July 16, 2026:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Fund or for its account	Amount Outstanding Exclusive of Amount Shown under (3) As of July 16, 2026
Common Stock	33,590,000	None	21,371,263
Series A Preferred Stock	3,910,000	None	3,910,000

Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid	[8]			$ 11.28	$ 11.01	$ 11.14	$ 11.93	$ 10.42	$ 11.64	$ 11.48	$ 11.81	$ 11.94	$ 11.26	$ 9.94	$ 9.67	$ 10.96	$ 10.89	$ 11.74	$ 11.85	$ 12.56	$ 14.78	$ 14.86	$ 16.71	$ 16.75	$ 16.71	$ 13.81
Highest Price or Bid	[8]			11.85	12.11	11.98	12.50	12.26	12.49	12.95	12.92	12.32	12.09	11.55	11.51	11.51	12.50	13.29	15.20	15.10	16.68	17.69	18.75	18.75	17.88	17.07
Lowest Price or Bid, NAV	[10]			11.89	12.15	12.37	12.84	11.38	12.15	12.22	12.32	12.34	12.14	11.44	11.27	12.23	12.24	12.30	12.29	13.01	15.31	15.64	16.87	17.02	16.61	14.53
Highest Price or Bid, NAV	[10]			$ 12.25	$ 12.66	$ 12.99	$ 12.67	$ 12.51	$ 12.69	$ 12.77	$ 12.78	$ 12.66	$ 12.68	$ 12.51	$ 12.28	$ 12.32	$ 12.82	$ 12.73	$ 13.82	$ 14.06	$ 15.87	$ 17.09	$ 17.12	$ 17.24	$ 17.23	$ 16.48
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[11]			(3.27%)	(4.34%)	(7.78%)	(1.34%)	(2.00%)	(1.58%)	1.41%	1.10%	(2.69%)	(4.65%)	(7.67%)	(6.27%)	(6.57%)	(2.50%)	4.40%	9.99%	7.40%	5.10%	3.51%	9.52%	8.76%	3.77%	3.58%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[11]			(5.13%)	(5.74%)	(9.92%)	(7.09%)	(8.44%)	(4.20%)	(6.06%)	(4.14%)	(3.24%)	(7.25%)	(13.11%)	(14.20%)	(10.38%)	(11.03%)	(4.55%)	(3.58%)	(3.46%)	(3.46%)	(4.99%)	(0.95%)	(1.59%)	0.60%	(4.96%)
Share Price			$ 11.53
NAV Per Share			$ 11.96
Latest Premium (Discount) to NAV [Percent]			3.60%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Stock
Outstanding Security, Authorized [Shares]			33,590,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			21,371,263
Series A Preferred [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series A Preferred Stock
Outstanding Security, Authorized [Shares]			3,910,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			3,910,000

[1]	Represents the estimated commission and offering costs with respect to the Common Shares being sold under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per Common Share of any such sale may be greater or less than the price set forth under “Capitalization” below, depending on market price of the Common Shares at the time of any such sale.
[2]	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
[3]	The management fee paid by the Fund to the Adviser is essentially an all-in fee structure (the “unified management fee”), including the fee paid to the Adviser for advisory, supervisory, administrative, shareholder servicing and other services. However, the Fund (and not the Adviser) will be responsible for certain additional fees and expenses, which are reflected in the table above, that are not covered by the unified management fee. The unified management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage created by its borrowings. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.30% of the Fund’s Managed Assets represents 1.72% of net assets attributable to Common Shares assuming the use of leverage in an amount of 23.89% of the Fund’s Managed Assets.
[4]	“Leverage costs” are estimated to reflect actual leverage outstanding as of December 31, 2025 and estimated interest and associated costs. Actual leverage costs incurred in the future may be higher or lower as the actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. See “Use of Leverage” in the accompanying Prospectus.
[5]	As of December 31, 2025, the Fund has issued 3,910,000 shares of 6.00% Series A Preferred Stock
[6]	The “Acquired Fund Fees and Expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Underlying Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect Acquired Fund Fees and Expenses. These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent stockholder report. Some of the Underlying Funds in which the Fund intends to invest charge incentive fees based on the Underlying Funds’ performance. The 1.36% shown as Acquired Fund Fees and Expenses reflects estimated operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00%, which are included in “Acquired Fund Fees and Expenses,” as applicable. The Acquired Fund Fees and Expenses disclosed above, however, do not reflect any performance-based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. Future Underlying Funds’ fees and expenses may be substantially higher or lower because certain fees may be based on the performance of the Underlying Funds, which may fluctuate over time. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
[7]	The example should not be considered a representation of future expenses. The example assumes that the estimated “Other Expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at net asset value and that the Fund is engaged in leverage of 23.89% of Managed Assets. Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.
[8]	Based on high and low closing market price for the respective quarter.
[9]	For the fiscal quarter from May 1, 2024 to June 30, 2024 due to the change in the fiscal year end effective May 15, 2024.
[10]	Based on the NAV calculated on the day of the high and low closing market prices, as applicable, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).
[11]	Calculated based on the information presented.